BORROWINGS (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Advances from Federal Home Loan Banks [Abstract]
2019	$ 54,979
2020	11,463
2021	5,000
2023	8,500
Total	$ 79,942	$ 68,022	$ 26,841